Accumulated other comprehensive income (loss)	6 Months Ended
Jun. 30, 2021
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated other comprehensive income (loss)	Accumulated other comprehensive income (loss)
    AOCI consists of the following balances, net of tax:

	Foreign currency cumulative translation	Unrealized gain on cash flow hedges	Pension and post-employment actuarial changes	Total
Balance, January 1, 2020	$(68,822)	$75,099	$(16,038)	$(9,761)
OCI	25,643	(13,418)	(20,964)	(8,739)
Amounts reclassified from AOCI to the unaudited interim consolidated statements of operations	2,763	(10,864)	3,403	(4,698)
Net current period OCI	$28,406	$(24,282)	$(17,561)	$(13,437)
OCI attributable to the non-controlling interests	691	—	—	691
Net current period OCI attributable to shareholders of AQN	$29,097	$(24,282)	$(17,561)	$(12,746)
Balance, December 31, 2020	$(39,725)	$50,817	$(33,599)	$(22,507)
OCI	(5,910)	(63,167)	—	(69,077)
Amounts reclassified from AOCI to the unaudited interim consolidated statements of operations	2,642	39,020	2,165	43,827
Net current period OCI	$(3,268)	$(24,147)	$2,165	$(25,250)
OCI attributable to the non-controlling interests	(8,300)	—	—	(8,300)
Net current period OCI attributable to shareholders of AQN	$(11,568)	$(24,147)	$2,165	$(33,550)
Balance, June 30, 2021	$(51,293)	$26,670	$(31,434)	$(56,057)
Amounts reclassified from AOCI for foreign currency cumulative translation affected interest expense and derivative gain (loss); those for unrealized gain (loss) on cash flow hedges affected revenue from non-regulated energy sales, interest expense and derivative gain (loss), while those for pension and other post-employment actuarial changes affected pension and other post-employment non-service costs (note 21(b)(ii)).